Condensed Consolidated Statements of Partners' Capital - USD ($) $ in Thousands	Total	MGP Operating Partnership	MGP Operating Partnership Predecessor Net Parent Investment	MGP Operating Partnership General Partner	MGP Operating Partnership Limited Partners	Empire City Casino MGP Operating Partnership	Empire City Casino MGP Operating Partnership Limited Partners	Park MGM Lease Transaction MGP Operating Partnership	Park MGM Lease Transaction MGP Operating Partnership Limited Partners
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	$ 6,058,959
Beginning balance at Dec. 31, 2015		$ 6,058,959	$ 6,058,959	$ 0	$ 0
Changes in partners' capital:
Net income	(84,383)	(84,383)	(84,383)	0	0
Assumption of bridge facilities from MGM	(4,000,000)	(4,000,000)	(4,000,000)	0	0
Other contributions from MGM	1,893,502	1,893,502	1,893,502	0	0
Issuance of Class A shares	1,207,500
Beginning balance at Dec. 31, 2015		6,058,959	6,058,959	0	0
Changes in partners' capital:
Net income	35,346	35,346	0	0	119,729
Deemed contribution - tax sharing agreement		2,156	0	0	2,156
Dividends and distributions declared		(244,938)	0	0	(244,938)
Issuance of Operating Partnership units		1,132,468	0	0	1,132,468
Acquisitions		728,379	0	0	728,379
Share-based compensation		510	0	0	510
Other comprehensive income - cash flow hedges	1,879	1,879	0	0	1,879
Ending balance at Dec. 31, 2016		5,608,261	0	0	5,608,261
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital		0	(3,868,078)	0	3,868,078
Net income	119,729	119,729
Deemed contribution - tax sharing agreement	2,156
Share-based compensation	510
Other comprehensive income - cash flow hedges	1,879
Ending balance at Dec. 31, 2016		5,608,261	0	0	5,608,261
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	5,608,261
Net income	165,990	165,990	0	0	165,990
Deemed contribution - tax sharing agreement	1,730	1,730	0	0	1,730
Dividends and distributions declared		(403,059)	0	0	(403,059)
Issuance of Operating Partnership units		387,548	0	0	387,548
Acquisitions		296,409	0	0	296,409
Issuance of Class A shares	387,548
Share-based compensation	1,336	1,336	0	0	1,336
Other comprehensive income - cash flow hedges	9,782	9,782	0	0	9,782
Other		(258)	0	0	(258)
Ending balance at Dec. 31, 2017		6,067,739	0	0	6,067,739
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	6,067,739
Net income	58,169	58,169			58,169
Deemed contribution - tax sharing agreement	1,231	1,231			1,231
Dividends and distributions declared		(111,733)			(111,733)
Share-based compensation	384	384			384
Other comprehensive income - cash flow hedges	16,355	16,355			16,355
Other		401			401
Ending balance at Mar. 31, 2018		6,032,546		0	6,032,546
Beginning balance at Dec. 31, 2017		6,067,739	0	0	6,067,739
Changes in partners' capital:
Net income	176,151	176,151
Other comprehensive income - cash flow hedges	27,372
Ending balance at Sep. 30, 2018		5,915,203		0	5,915,203
Beginning balance at Dec. 31, 2017		6,067,739	0	0	6,067,739
Changes in partners' capital:
Net income	244,702	244,702	0	0	244,702
Deemed contribution - tax sharing agreement	5,745	5,745	0	0	5,745
Dividends and distributions declared		(461,582)	0	0	(461,582)
Share-based compensation	2,093	2,093	0	0	2,093
Other comprehensive income - cash flow hedges	4,128	4,128	0	0	4,128
Other		(17,319)	0	0	(17,319)
Ending balance at Dec. 31, 2018		5,845,506	0	0	5,845,506
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	6,032,546
Beginning balance at Mar. 31, 2018		6,032,546		0	6,032,546
Changes in partners' capital:
Net income	48,059	48,059			48,059
Deemed contribution - tax sharing agreement	1,263	1,263			1,263
Dividends and distributions declared		(114,399)			(114,399)
Share-based compensation	556	556			556
Other comprehensive income - cash flow hedges	6,281	6,281			6,281
Other		(3)			(3)
Ending balance at Jun. 30, 2018		5,974,303		0	5,974,303
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	5,974,303
Net income	69,923	69,923			69,923
Deemed contribution - tax sharing agreement	2,418	2,418			2,418
Dividends and distributions declared		(116,395)			(116,395)
Share-based compensation	576	576			576
Other comprehensive income - cash flow hedges	4,736	4,736			4,736
Other		(20,358)			(20,358)
Ending balance at Sep. 30, 2018		5,915,203		0	5,915,203
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	5,915,203
Net income	68,551	68,551
Ending balance at Dec. 31, 2018		5,845,506	0	0	5,845,506
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	5,845,506
Net income	66,364	66,364			66,364
Deemed contribution - tax sharing agreement	1,345	1,345			1,345
Dividends and distributions declared		(139,279)			(139,279)
Issuance of Operating Partnership units		548,391			548,391
Acquisitions						$ 379,050	$ 379,050	$ 31,875	$ 31,875
Issuance of Class A shares	548,391
Share-based compensation	565	565			565
Other comprehensive income - cash flow hedges	(15,612)	(15,612)			(15,612)
Other		(1,288)			(1,288)
Ending balance at Mar. 31, 2019		6,716,917		0	6,716,917
Beginning balance at Dec. 31, 2018		5,845,506	$ 0	0	5,845,506
Changes in partners' capital:
Net income	202,686	202,686
Other comprehensive income - cash flow hedges	(65,657)
Ending balance at Sep. 30, 2019		6,384,304		0	6,384,304
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	6,716,917
Beginning balance at Mar. 31, 2019		6,716,917		0	6,716,917
Changes in partners' capital:
Net income	67,769	67,769			67,769
Deemed contribution - tax sharing agreement	2,275	2,275			2,275
Dividends and distributions declared		(136,671)			(136,671)
Issuance of Class A shares	64,908	64,908			64,908
Share-based compensation	524	524			524
Other comprehensive income - cash flow hedges	(30,775)	(30,775)			(30,775)
Other		542			542
Northfield OpCo Transaction		(298,957)			(298,957)
Ending balance at Jun. 30, 2019		6,386,532		0	6,386,532
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	6,386,532
Net income	68,553	68,553			68,553
Deemed contribution - tax sharing agreement	1,979	1,979			1,979
Dividends and distributions declared		(138,730)			(138,730)
Issuance of Operating Partnership units		86,063			86,063
Issuance of Class A shares	86,063
Share-based compensation	519	519			519
Other comprehensive income - cash flow hedges	(19,270)	(19,270)			(19,270)
Other		(1,342)			(1,342)
Ending balance at Sep. 30, 2019		$ 6,384,304		$ 0	$ 6,384,304
Changes in partners' capital:
Noncontrolling interest and additional paid-in capital	$ 6,384,304